Segment data (Segment Operating Results and Assets) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Net revenues
Sales to external customers	¥ 30,225,681	¥ 29,379,510	¥ 27,597,193
Total net revenues	30,225,681	29,379,510	27,597,193
Operating expenses	27,758,136	26,979,648	25,602,821
Operating income	2,467,545	2,399,862	1,994,372
Assets	51,936,949	50,308,249	48,750,186
Investment in equity method investees	3,313,703	3,162,711	2,845,422
Depreciation expenses	1,792,375	1,734,033	1,610,950
Capital expenditure	3,738,887	3,598,707	3,541,437
Inter-segment Elimination
Net revenues
Inter-segment sales and transfers	(683,320)	(681,556)	(629,306)
Total net revenues	(683,320)	(681,556)	(629,306)
Operating expenses	(683,622)	(683,925)	(626,950)
Operating income	302	2,369	(2,356)
Assets	7,967,602	8,019,941	7,915,579
Investment in equity method investees	85,675	96,415	90,193
Capital expenditure	(13,163)	(11,667)	12,014
Automotive | Operating Segments
Net revenues
Sales to external customers	27,034,492	26,347,229	25,032,229
Inter-segment sales and transfers	44,585	50,711	49,618
Total net revenues	27,079,077	26,397,940	25,081,847
Operating expenses	25,040,193	24,386,805	23,388,874
Operating income	2,038,884	2,011,135	1,692,973
Assets	17,799,376	17,054,209	16,156,496
Investment in equity method investees	3,215,856	3,054,583	2,745,437
Depreciation expenses	997,312	976,735	912,797
Capital expenditure	1,520,366	1,381,122	1,293,564
Financial Services | Operating Segments
Net revenues
Sales to external customers	2,120,343	1,959,234	1,783,697
Inter-segment sales and transfers	33,204	57,774	39,903
Total net revenues	2,153,547	2,017,008	1,823,600
Operating expenses	1,830,726	1,731,462	1,601,172
Operating income	322,821	285,546	222,428
Assets	24,044,700	23,055,981	22,507,613
Investment in equity method investees	12,172	11,713	9,792
Depreciation expenses	758,847	723,061	671,155
Capital expenditure	2,165,609	2,166,805	2,182,149
All Other | Operating Segments
Net revenues
Sales to external customers	1,070,846	1,073,047	781,267
Inter-segment sales and transfers	605,531	573,071	539,785
Total net revenues	1,676,377	1,646,118	1,321,052
Operating expenses	1,570,839	1,545,306	1,239,725
Operating income	105,538	100,812	81,327
Assets	2,125,271	2,178,118	2,170,498
Depreciation expenses	36,216	34,237	26,998
Capital expenditure	¥ 66,075	¥ 62,447	¥ 53,710